Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated deficit	Accumulated other Comprehensive income (loss)	Non- Controlling Interests	Total
Balance at Dec. 31, 2022		$ 13,269,528	$ 22,437,754	$ 45,308,080	$ (65,337,075)	$ 33,807	$ (7,878,789)	$ 7,833,305
Balance (in Shares) at Dec. 31, 2022	[1]	1,326,953	2,243,776
Adjustment for change of par value		$ (13,269,514)	$ (22,437,732)	35,707,246
Issuance of shares to non-controlling interest				67,766			(67,766)
Issuance of shares in exchange of share options and settlement of liabilities		$ 1		3,078,195				3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	[1]	70,430
Issuance of shares for share-based compensation		$ 1		176,263				176,264
Issuance of shares for share-based compensation (in Shares)	[1]	65,770
Issuance of shares		$ 2		1,575,560				1,575,562
Issuance of shares (in Shares)	[1]	215,959
Share-based compensation				1,088,925				1,088,925
Conversion of convertible notes		$ 13		5,999,987				6,000,000
Conversion of convertible notes (in Shares)	[1]	1,250,000
Exercise of options				16,506				16,506
Exercise of options (in Shares)	[1]	791
Rounding up for reverse stock split
Rounding up for reverse stock split (in Shares)	[1]	8,018
Exchange difference on translation of foreign operation						(44,430)		(44,430)
Net loss					(2,824,647)		(1,516,328)	(4,340,975)
Balance at Dec. 31, 2023		$ 31	$ 22	93,018,528	(68,161,722)	(10,623)	(9,462,883)	15,383,353
Balance (in Shares) at Dec. 31, 2023	[1]	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares		$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	[1]	446,842	(446,842)
Exercise of options		$ 2		451,658				451,660
Exercise of options (in Shares)	[1]	427,060
Exchange difference on translation of foreign operation						99,785		99,785
Disposal of NCI				4,639			(4,639)
Net loss					(4,267,806)		110,069	(4,157,737)
Balance at Dec. 31, 2024		$ 37	$ 18	93,474,825	(72,429,528)	89,162	(9,357,453)	11,777,061
Balance (in Shares) at Dec. 31, 2024	[1]	3,811,823	1,796,934
Exchange difference on translation of foreign operation						(181,472)		(181,472)
Issuance of Class A Ordinary Shares upon October 2025 Offering		$ 10		873,178				873,188
Issuance of Class A Ordinary Shares upon October 2025 Offering (in Shares)	[1]	1,000,000
Accretion of redemption value to contingently redeemable warrants				(47,000)				(47,000)
Issuance of Class A Ordinary Shares upon January 2025 Offering		$ 15		2,699,185				2,699,200
Issuance of Class A Ordinary Shares upon January 2025 Offering (in Shares)	[1]	1,535,000
Net loss					(1,363,270)		(13,160)	(1,376,430)
Balance at Dec. 31, 2025		$ 62	$ 18	$ 97,000,188	$ (73,792,798)	$ (92,310)	$ (9,370,613)	$ 13,744,547
Balance (in Shares) at Dec. 31, 2025	[1]	6,346,823	1,796,934

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.